Schedule of Investments (unaudited)	iShares® MSCI Japan Value ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Industrial REITs — 0.2%
Nippon Prologis REIT Inc.	158	$331,059

Air Freight & Logistics — 0.2%
Nippon Express Holdings Inc.	7,900	442,954

Passenger Airlines — 0.3%
ANA Holdings Inc.(a)	15,400	341,596
Japan Airlines Co. Ltd.	15,800	301,942
		643,538
Automobile Components — 2.3%
Aisin Corp.	15,800	453,370
Bridgestone Corp.	71,100	2,890,490
Koito Manufacturing Co. Ltd.	15,800	297,345
Sumitomo Electric Industries Ltd.	86,900	1,028,656
		4,669,861
Automobiles — 14.0%
Honda Motor Co. Ltd.	189,600	5,395,014
Isuzu Motors Ltd.	71,100	824,674
Mazda Motor Corp.	71,100	603,168
Nissan Motor Co. Ltd.	276,500	1,029,785
Subaru Corp.	71,100	1,219,520
Suzuki Motor Corp.	47,400	1,560,832
Toyota Motor Corp.	1,279,800	17,433,188
Yamaha Motor Co. Ltd.	23,700	583,079
		28,649,260
Banks — 12.3%
Chiba Bank Ltd. (The)	63,200	394,312
Concordia Financial Group Ltd.	126,400	488,666
Japan Post Bank Co. Ltd.	181,700	1,356,496
Mitsubishi UFJ Financial Group Inc.	1,382,500	9,193,331
Mizuho Financial Group Inc.	292,350	4,297,509
Resona Holdings Inc.	260,700	1,182,594
Shizuoka Financial Group Inc., NVS	55,300	406,220
Sumitomo Mitsui Financial Group Inc.	158,000	6,411,901
Sumitomo Mitsui Trust Holdings Inc.	39,500	1,391,754
		25,122,783
Beverages — 1.2%
Asahi Group Holdings Ltd.	55,300	2,145,066
Suntory Beverage & Food Ltd.	7,900	290,575
		2,435,641
Building Products — 0.7%
AGC Inc.	23,700	863,258
Lixil Corp.	31,600	406,576
TOTO Ltd.	7,900	239,247
		1,509,081
Capital Markets — 1.1%
Daiwa Securities Group Inc.	158,000	716,525
Nomura Holdings Inc.	355,500	1,249,392
SBI Holdings Inc.	15,800	295,365
		2,261,282
Chemicals — 2.2%
Asahi Kasei Corp.	150,100	1,017,968
JSR Corp.	15,800	381,604
Mitsubishi Chemical Group Corp.	158,000	885,571
Mitsui Chemicals Inc.	23,700	597,385
Sumitomo Chemical Co. Ltd.	110,600	329,338
Toray Industries Inc.	166,000	875,648
Security	Shares	Value

Chemicals (continued)
Tosoh Corp.	31,600	$363,018
		4,450,532
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co. Ltd.	23,700	674,824
Secom Co. Ltd.	13,300	871,037
Toppan Inc.	31,600	675,054
		2,220,915
Construction & Engineering — 1.2%
Kajima Corp.	47,500	664,942
Obayashi Corp.	79,000	635,748
Shimizu Corp.	71,100	430,593
Taisei Corp.	23,700	753,078
		2,484,361
Financial Services — 1.4%
Mitsubishi HC Capital Inc.	102,700	557,100
ORIX Corp.	142,200	2,417,153
		2,974,253
Electric Utilities — 1.2%
Chubu Electric Power Co. Inc.	79,000	943,694
Kansai Electric Power Co. Inc. (The)	86,900	996,862
Tokyo Electric Power Co. Holdings Inc.(a)	181,700	627,447
		2,568,003
Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	7,900	331,380
Mitsubishi Electric Corp.	237,000	3,084,918
		3,416,298
Electronic Equipment, Instruments & Components — 1.5%
Kyocera Corp.	39,500	2,240,842
Omron Corp.	7,900	476,065
Yokogawa Electric Corp.	15,800	297,515
		3,014,422
Entertainment — 0.1%
Toho Co. Ltd./Tokyo	7,900	310,697

Diversified REITs — 0.5%
Daiwa House REIT Investment Corp.	237	497,291
Nomura Real Estate Master Fund Inc.	474	557,193
		1,054,484
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. Ltd.	39,500	782,487

Food Products — 0.3%
MEIJI Holdings Co. Ltd.	23,700	531,818

Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	15,800	250,489
Tokyo Gas Co. Ltd.	47,400	1,009,855
		1,260,344
Hotels, Restaurants & Leisure — 1.2%
Oriental Land Co. Ltd./Japan	63,200	2,367,011

Household Durables — 2.5%
Iida Group Holdings Co. Ltd.	23,700	391,031
Panasonic Holdings Corp.	268,600	2,805,442
Sekisui Chemical Co. Ltd.	15,800	218,303
Sekisui House Ltd.	79,000	1,541,824
Sharp Corp./Japan(a)	23,700	135,783
		5,092,383

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 2.0%
Hitachi Ltd.	73,100	$4,207,086

Insurance — 6.3%
Dai-ichi Life Holdings Inc.	110,600	1,891,673
Japan Post Holdings Co. Ltd.	268,600	1,893,936
Japan Post Insurance Co. Ltd.	23,700	355,243
MS&AD Insurance Group Holdings Inc.	52,100	1,785,266
Sompo Holdings Inc.	38,200	1,552,915
T&D Holdings Inc.	31,600	429,093
Tokio Marine Holdings Inc.	221,200	4,991,587
		12,899,713
Interactive Media & Services — 0.4%
Z Holdings Corp.	323,900	806,931

Retail REITs — 0.3%
Japan Metropolitan Fund Invest	869	614,479

IT Services — 0.1%
Itochu Techno-Solutions Corp.	7,900	205,828
Otsuka Corp.	1,700	64,028
		269,856
Leisure Products — 0.1%
Yamaha Corp.	7,900	313,562

Machinery — 4.6%
FANUC Corp.	55,300	1,891,473
Hitachi Construction Machinery Co. Ltd.	15,800	389,545
Komatsu Ltd.	110,600	2,595,311
Kubota Corp.	79,000	1,086,160
Makita Corp.	15,800	427,178
Mitsubishi Heavy Industries Ltd.	39,500	1,664,978
NGK Insulators Ltd.	31,600	380,776
Toyota Industries Corp.	15,800	974,316
		9,409,737
Marine Transportation — 1.2%
Kawasaki Kisen Kaisha Ltd.	15,800	355,521
Mitsui OSK Lines Ltd.	39,500	898,315
Nippon Yusen KK	55,300	1,176,885
		2,430,721
Media — 0.2%
Hakuhodo DY Holdings Inc.	31,600	330,612

Metals & Mining — 1.7%
JFE Holdings Inc.	63,200	780,819
Nippon Steel Corp.	94,800	1,845,692
Sumitomo Metal Mining Co. Ltd.	31,600	958,033
		3,584,544
Broadline Retail — 0.1%
Rakuten Group Inc.	39,500	162,889

Oil, Gas & Consumable Fuels — 1.4%
ENEOS Holdings Inc.	347,600	1,154,476
Idemitsu Kosan Co. Ltd.	23,792	461,339
Inpex Corp.	118,500	1,245,134
		2,860,949
Paper & Forest Products — 0.2%
Oji Holdings Corp.	102,700	395,216

Personal Care Products — 0.7%
Kao Corp.	39,500	1,376,523
Security	Shares	Value

Pharmaceuticals — 4.0%
Astellas Pharma Inc.	142,200	$2,249,909
Takeda Pharmaceutical Co. Ltd.	189,600	6,034,221
		8,284,130
Office REITs — 0.6%
Japan Real Estate Investment Corp.	158	600,657
Nippon Building Fund Inc.	161	644,413
		1,245,070
Real Estate Management & Development — 3.8%
Daito Trust Construction Co. Ltd.	7,900	750,309
Daiwa House Industry Co. Ltd.	71,100	1,854,218
Hulic Co. Ltd.	47,400	394,889
Mitsubishi Estate Co. Ltd.	134,300	1,537,981
Mitsui Fudosan Co. Ltd.	110,600	2,113,565
Nomura Real Estate Holdings Inc.	15,800	381,856
Sumitomo Realty & Development Co. Ltd.	31,600	762,100
		7,794,918
Ground Transportation — 4.2%
Central Japan Railway Co.	16,400	1,994,715
East Japan Railway Co.	36,500	2,012,129
Hankyu Hanshin Holdings Inc.	26,600	845,154
Keio Corp.	7,900	278,002
Keisei Electric Railway Co. Ltd.	7,900	302,879
Kintetsu Group Holdings Co. Ltd.	23,700	783,962
Odakyu Electric Railway Co. Ltd.	23,700	345,046
Tobu Railway Co. Ltd.	15,800	413,317
Tokyu Corp.	39,500	510,111
West Japan Railway Co.	25,800	1,080,546
		8,565,861
Semiconductors & Semiconductor Equipment — 0.3%
SUMCO Corp.	39,500	562,256

Software — 0.2%
Trend Micro Inc./Japan	7,900	375,678

Specialty Retail — 0.1%
USS Co. Ltd.	7,900	128,379

Technology Hardware, Storage & Peripherals — 3.5%
Brother Industries Ltd.	31,600	457,867
Canon Inc.	118,500	2,937,247
FUJIFILM Holdings Corp.	45,400	2,774,586
Ricoh Co. Ltd.	63,200	527,225
Seiko Epson Corp.	31,600	479,223
		7,176,148
Tobacco — 1.5%
Japan Tobacco Inc.	142,200	3,100,603

Trading Companies & Distributors — 8.0%
ITOCHU Corp.	50,400	1,701,402
Marubeni Corp.	181,700	2,589,453
Mitsubishi Corp.	150,100	6,000,998
Mitsui & Co. Ltd.	79,000	2,489,291
Sumitomo Corp.	134,300	2,534,685
Toyota Tsusho Corp.	23,700	1,041,022
		16,356,851
Wireless Telecommunication Services — 4.5%
KDDI Corp.	181,700	5,602,085

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
SoftBank Corp.	347,600	$3,704,115
		9,306,200
Total Long-Term Investments — 98.2%
(Cost: $209,742,201)		201,152,379

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)	60,000	60,000

Total Short-Term Securities — 0.0%
(Cost: $60,000)		60,000

Total Investments — 98.2%
(Cost: $209,802,201)		201,212,379

Other Assets Less Liabilities — 1.8%		3,682,173

Net Assets — 100.0%		$204,894,552

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$276	(b)	$—	$(276)	$—	$—	—	$6,084	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	40,000	(b)	—	—	—	60,000	60,000	2,356	—
					$(276)	$—	$60,000		$8,440	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mini TOPIX Index	252	06/08/23	$3,832	$184,498

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$201,152,379	$—	$201,152,379
Short-Term Securities
Money Market Funds	60,000	—	—	60,000
	$60,000	$201,152,379	$—	$201,212,379
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$184,498	$—	$184,498

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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